Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables provide pay versus performance information required by Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation: Compensation Discussion and Analysis.”

Year	Summary Compensation Table (“SCT”) Total for First PEO(1)	SCT Total for Second PEO(1)	SCT Total for Third PEO(1)	Compensation Actually Paid (“CAP”) to First PEO(2)	CAP to Second PEO	CAP to Third PEO	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(2)(3)

2024	$3,301,012	N/A	N/A	$4,424,038	N/A	N/A	$2,078,530	$2,611,401

2023	$2,237,839	N/A	N/A	$1,620,732	N/A	N/A	$1,721,885	$1,191,132

2022	N/A	$4,655,746	N/A	N/A	$540,703	N/A	$1,699,411	$364,560

2021	N/A	$6,848,969	N/A	N/A	$9,015,601	N/A	$2,107,197	$2,525,213

2020	N/A	$6,438,682	$7,597,254	N/A	$6,438,682	$4,870,493	$3,196,697	$2,468,265

	Value of Initial Fixed $100 Investment Based On:

Year	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net (Loss) Income ($ in thousands)	Adjusted EBITDA ($ in thousands)(5)

2024	$47.21	$102.90	$(99,069)	$224,022

2023	$33.47	$99.53	$(60,408)	$200,418

2022	$53.47	$102.25	$66,331	$241,033

2021	$97.91	$138.98	$130,937	$265,476

2020	$88.31	$131.41	$(796,488)	$219,872

(1)
Dr. Swift served as our principal executive officer ("PEO") for the entirety of 2024 and 2023. Mr. Ordan served as our PEO for the entirety of 2021 and 2022. Mr. Ordan and Dr. Medel served as our PEOs in 2020. For purposes of the table, Dr. Swift is our First PEO, Mr. Ordan is our Second PEO and Dr. Medel is our Third PEO.
(2)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K, however, as required, the dollar amounts include (among other items) equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The table below sets forth each adjustment made during the years presented in the table to calculate the compensation “actually paid,” in accordance with Item 402(v) of Regulation S-K, to our NEOs during each year in the table.
(3)
During 2024, our non-PEO NEOs consisted of Ms. Rossi, Ms. Moore, Mr. Richards, Dr. Pickert and Mr. Wood. In 2023, our non-PEO NEOs consisted of Ms. Moore, Mr. Richards, Dr. Pickert and Mr. Wood. In 2022, our non-PEO NEOs consisted of Mr. Richards and Dominic Andreano, our former Executive Vice President and General Counsel, Ms. Moore and Dr. Swift. During 2021, our non-PEO NEOs consisted of Mr. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our non-PEO NEOs consisted of Mr. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos.
(4)
The peer group used by the Company consists of the companies used in the S&P 600 Health Care Index, the index used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
(5)
Adjusted EBITDA is the financial measure from the Tabular List of 2024 Most Important Measures shown below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO(7)	2024	2023

SCT Total	$3,301,012	$2,237,839

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(1,180,087)	$(1,025,015)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$2,303,113	$407,908

CAP Total	$4,424,038	$1,620,732

Adjustments to Calculate Compensation “Actually Paid” to Second PEO(7)	2022	2021	2020

SCT Total	$4,655,746	$6,848,969	$6,438,682

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(3,500,013)	$(3,500,021)	$(4,999,998)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$(615,030)	$5,666,653	$4,999,998

CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Third PEO(7)	2020

SCT Total	$7,597,254

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(6,150,001)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$3,423,240

CAP Total	$4,870,493

Adjustments to Calculate Compensation “Actually Paid” to	2024	2023	2022	2021	2020
Non-PEO NEOs(6)

SCT Total	$2,078,530	$1,721,885	$1,699,411	$2,107,197	$3,196,697

Minus: Grant Date Fair Value of Awards Granted During the Year(7)	$(715,395)	$(931,681)	$(1,081,261)	$(990,016)	$(2,163,436)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(8)	$1,248,266	$400,928	$(253,590)	$1,408,032	$1,435,004

CAP Total	$2,611,401	$1,191,132	$364,560	$2,525,213	$2,468,265

(6)As shown in these tables, the Compensation “Actually Paid” totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

(7)
Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.
(8)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT, which reflects the grant date fair value of equity awards granted during the applicable year, the CAP table reflects equity fair value as follows:

•
for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

•
for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

•
for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

•
for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

•
the value of any dividend equivalents that were paid during the applicable year that are not otherwise included in total compensation; minus

•
for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations with respect to the CAP fair value of equity for the relevant years are shown in the tables below:

First PEO – CAP Equity Adjustments	2024	2023

YE Value of Current Year Awards Outstanding as of YE	$2,057,295	$616,999

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$240,247	$(187,294)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$5,571	$(21,797)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	$—

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—

Value of Equity for CAP Purposes	$2,303,113	$407,908

Second PEO – CAP Equity Adjustments	2022	2021	2020

YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—

Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—

Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Third PEO – CAP Equity Adjustments	2020

YE Value of Current Year Awards Outstanding as of YE	$5,583,464

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$—

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—

Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEOs – CAP Equity Adjustments	2024	2023	2022	2021	2020

YE Value of Current Year Awards Outstanding as of YE	$834,923	$560,818	$350,057	$1,310,553	$717,561

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$122,479	$(150,476)	$(496,890)	$60,423	$(37,398)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$2,366	$(9,414)	$(106,757)	$37,056	$(499,755)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$288,498	$—	$—	$—	$1,254,596

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—	$—	$—

Value of Equity for CAP Purposes	$1,248,266	$400,928	$(253,590)	$1,408,032	$1,435,004

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Dr. Swift served as our principal executive officer ("PEO") for the entirety of 2024 and 2023. Mr. Ordan served as our PEO for the entirety of 2021 and 2022. Mr. Ordan and Dr. Medel served as our PEOs in 2020. For purposes of the table, Dr. Swift is our First PEO, Mr. Ordan is our Second PEO and Dr. Medel is our Third PEO.
(3)
During 2024, our non-PEO NEOs consisted of Ms. Rossi, Ms. Moore, Mr. Richards, Dr. Pickert and Mr. Wood. In 2023, our non-PEO NEOs consisted of Ms. Moore, Mr. Richards, Dr. Pickert and Mr. Wood. In 2022, our non-PEO NEOs consisted of Mr. Richards and Dominic Andreano, our former Executive Vice President and General Counsel, Ms. Moore and Dr. Swift. During 2021, our non-PEO NEOs consisted of Mr. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our non-PEO NEOs consisted of Mr. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos.

Peer Group Issuers, Footnote
(4)
The peer group used by the Company consists of the companies used in the S&P 600 Health Care Index, the index used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(5)
Adjusted EBITDA is the financial measure from the Tabular List of 2024 Most Important Measures shown below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO(7)	2024	2023

SCT Total	$3,301,012	$2,237,839

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(1,180,087)	$(1,025,015)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$2,303,113	$407,908

CAP Total	$4,424,038	$1,620,732

Adjustments to Calculate Compensation “Actually Paid” to Second PEO(7)	2022	2021	2020

SCT Total	$4,655,746	$6,848,969	$6,438,682

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(3,500,013)	$(3,500,021)	$(4,999,998)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$(615,030)	$5,666,653	$4,999,998

CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Third PEO(7)	2020

SCT Total	$7,597,254

Minus: Grant Date Fair Value of Awards Granted During the Year(8)	$(6,150,001)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(9)	$3,423,240

CAP Total	$4,870,493

Non-PEO NEO Average Total Compensation Amount	$ 2,078,530	$ 1,721,885	$ 1,699,411	$ 2,107,197	$ 3,196,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,611,401	1,191,132	364,560	2,525,213	2,468,265
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Adjusted EBITDA is the financial measure from the Tabular List of 2024 Most Important Measures shown below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP financial measure.

Adjustments to Calculate Compensation “Actually Paid” to	2024	2023	2022	2021	2020
Non-PEO NEOs(6)

SCT Total	$2,078,530	$1,721,885	$1,699,411	$2,107,197	$3,196,697

Minus: Grant Date Fair Value of Awards Granted During the Year(7)	$(715,395)	$(931,681)	$(1,081,261)	$(990,016)	$(2,163,436)

Plus (Minus): CAP Adjustments Calculated Using SEC Methodology(8)	$1,248,266	$400,928	$(253,590)	$1,408,032	$1,435,004

CAP Total	$2,611,401	$1,191,132	$364,560	$2,525,213	$2,468,265

Equity Valuation Assumption Difference, Footnote
(8)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT, which reflects the grant date fair value of equity awards granted during the applicable year, the CAP table reflects equity fair value as follows:

•
for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

•
for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

•
for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

•
for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

•
the value of any dividend equivalents that were paid during the applicable year that are not otherwise included in total compensation; minus

•
for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations with respect to the CAP fair value of equity for the relevant years are shown in the tables below:

First PEO – CAP Equity Adjustments	2024	2023

YE Value of Current Year Awards Outstanding as of YE	$2,057,295	$616,999

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$240,247	$(187,294)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$5,571	$(21,797)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	$—

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—

Value of Equity for CAP Purposes	$2,303,113	$407,908

Second PEO – CAP Equity Adjustments	2022	2021	2020

YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—

Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—

Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Third PEO – CAP Equity Adjustments	2020

YE Value of Current Year Awards Outstanding as of YE	$5,583,464

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$—

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—

Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEOs – CAP Equity Adjustments	2024	2023	2022	2021	2020

YE Value of Current Year Awards Outstanding as of YE	$834,923	$560,818	$350,057	$1,310,553	$717,561

Change in Value as of YE for Prior Year Awards Outstanding as of YE	$122,479	$(150,476)	$(496,890)	$60,423	$(37,398)

Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$2,366	$(9,414)	$(106,757)	$37,056	$(499,755)

Value as of Vesting Date for Current Year Awards That Vested During the Year	$288,498	$—	$—	$—	$1,254,596

Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—	$—	$—

Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—	$—	$—

Value of Equity for CAP Purposes	$1,248,266	$400,928	$(253,590)	$1,408,032	$1,435,004

Compensation Actually Paid vs. Total Shareholder Return

The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO NEOs to the total shareholder return for the Company (“PDX”) and for the S&P 600 Healthcare Index (“S&P 600 HC”).

Compensation Actually Paid vs. Company Selected Measure

The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO NEOs as compared to our net (loss) income and our Adjusted EBITDA (“AEBITDA”).

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

We consider the below financial performance measures to be the most important measures used by us to link NEO compensation to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

Most Important Financial Measures
• Adjusted EBITDA	• Adjusted Income From Operations
• Stock Price

Total Shareholder Return Amount	$ 47.21	33.47	53.47	97.91	88.31
Peer Group Total Shareholder Return Amount	102.9	99.53	102.25	138.98	131.41
Net Income (Loss)	$ (99,069,000)	$ (60,408,000)	$ 66,331,000	$ 130,937,000	$ (796,488,000)
Company Selected Measure Amount	224,022,000	200,418,000	241,033,000	265,476,000	219,872,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the financial measure from the Tabular List of 2024 Most Important Measures shown below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP financial measure
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
First PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,301,012	$ 2,237,839
PEO Actually Paid Compensation Amount	$ 4,424,038	$ 1,620,732
PEO Name	Dr. Swift	Dr. Swift
First PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,180,087)	$ (1,025,015)
First PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,303,113	407,908
First PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,057,295	616,999
First PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,247	(187,294)
First PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
First PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,571	(21,797)
First PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
First PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Second PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,655,746	$ 6,848,969	$ 6,438,682
PEO Actually Paid Compensation Amount			$ 540,703	$ 9,015,601	$ 6,438,682
PEO Name			Mr. Ordan	Mr. Ordan	Mr. Ordan
Second PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,500,013)	$ (3,500,021)	$ (4,999,998)
Second PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(615,030)	5,666,653	4,999,998
Second PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,664,583	3,000,006
Second PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Second PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,133,119	0	1,999,992
Second PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,748,149)	1,002,070	0
Second PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Third PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,597,254
PEO Actually Paid Compensation Amount					$ 4,870,493
PEO Name					Dr. Medel
Third PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (6,150,001)
Third PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,423,240
Third PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,583,464
Third PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(546,293)
Third PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Third PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,613,931)
Third PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Third PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(715,395)	(931,681)	(1,081,261)	(990,016)	(2,163,436)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,248,266	400,928	(253,590)	1,408,032	1,435,004
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,923	560,818	350,057	1,310,553	717,561
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,479	(150,476)	(496,890)	60,423	(37,398)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,498	0	0	0	1,254,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,366	(9,414)	(106,757)	37,056	(499,755)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0